Investment Strategy	Jun. 30, 2026
Touchstone Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity securities. The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income, as of the date of this prospectus.AllocationsApproximate Target AllocationEquity60Fixed-Income40With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. With respect to fixed-income securities, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. Fort Washington Investment Advisors, Inc., the Fund’s sub-adviser (“Fort Washington”), primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund’s fixed-income sleeve in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations. Fort Washington, subject to approval by the Fund’s Adviser, may change the Fund’s target allocation to each asset class (or to additional asset classes) without prior approval from or notice to shareholders.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity securities.
Touchstone Core Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment goal by investing its assets primarily in high-quality, municipal debt, including general obligation bonds, revenue bonds, and pre-refunded municipal bonds. This includes, but is not limited to, municipal bonds that are issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. High-quality municipal debt is, for purposes of the Fund, considered to be debt with an underlying credit rating of investment grade (Baa3) or higher by Moody’s Investor Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund has adopted a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund’s shareholders. In managing the Fund’s portfolio, Sage Advisory Services, Ltd. Co. (“Sage” or the “sub-adviser”), the Fund’s sub-adviser, seeks to exploit market inefficiencies using its income, price, and volatility framework: ●Income: Sage seeks to construct portfolios that generate consistent tax-free income by capturing diversified sources of credit, liquidity, and term premiums. ●Price: Sage seeks to control price sensitivity at the portfolio level by managing duration and yield curve positioning. ●Volatility: During periods when the price of bonds decline because of economic uncertainty or market stress, Sage seeks to identify and purchase bonds that are priced attractively relative to historical averages. Sage will add positions in a risk-controlled manner, meaning the bond is well-supported by Sage’s outlook and the risk associated with purchasing the bond is carefully considered along with the benefits including yield and the potential for the price to increase. The Fund may invest in bonds of any maturity. The average duration of the Fund will vary based on the sub-adviser’s forecast for interest rates and will normally be within 25% (plus/minus) of the Bloomberg Municipal Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Throughout the investment process, Sage analyzes each municipal issue for various environmental, social and governance (“ESG”) criteria. For this analysis, Sage uses a proprietary ESG framework to evaluate and score (the “Sage ESG Leaf Score”) municipal projects for both their project impact and impact intensity and related controversies. The Fund does not have a minimum scoring threshold of their ESG framework for inclusion in the Fund, however, this analysis is used to evaluate the fundamental health and long-term credit risk of each issuer. The Fund may invest in a security that scores poorly on ESG criteria if the security scores highly on other factors such as valuation and strong fundamental health.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment goal by investing its assets primarily in high-quality, municipal debt, including general obligation bonds, revenue bonds, and pre-refunded municipal bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.
Touchstone International Value Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in value securities.The Fund invests primarily in equity securities of companies in non-U.S. developed and emerging market countries. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs, “Depositary Receipts”). Depositary Receipts are certificates issued by a bank or trust company that represent ownership of shares of a foreign issuer and generally trade on an established market, in the United States or elsewhere. Although the Fund may invest in securities of companies of any size, the Fund generally invests in companies with market capitalizations of $20 million or more at the time of purchase. The Fund considers a company to be a non-U.S. company if (i) the company’s primary issue trades on a non-U.S. exchange; or (ii) the company is organized, maintains its principal place of business, or primarily generates its revenues outside of the United States. The Fund classifies emerging market countries as those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. In selecting securities for the Fund, LSV Asset Management, the Fund’s sub-adviser (“LSV”), focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. LSV uses a quantitative investment model to make investment decisions for the Fund. Any investment decisions are generally made based on whether a buy or sell signal is received from the quantitative investment model. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls. The Fund will invest, under normal circumstances, at least 80% of its assets (including borrowings for investment purposes) in value securities. This is a non-fundamental policy that the Fund can change upon 60 days’ prior written notice to shareholders. For purposes of this non-fundamental policy, the sub-adviser considers “value” securities to be those issued by companies whose securities, in accordance with the sub-adviser’s proprietary quantitative investment methodology described above, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in equity securities of companies in non-U.S. developed and emerging market countries. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs, “Depositary Receipts”). Depositary Receipts are certificates issued by a bank or trust company that represent ownership of shares of a foreign issuer and generally trade on an established market, in the United States or elsewhere.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its assets in value securities.
Touchstone Large Cap Focused Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities. The Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. In selecting securities for the Fund, the Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that: ●Are trading below its estimate of the companies’ intrinsic value; and ●Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.The Fund will generally hold 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals. The Fund is non-diversified and, therefore may, from time to time, have significant exposure to a limited number of issuers.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, the Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that: ●Are trading below its estimate of the companies’ intrinsic value; and ●Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities.
Touchstone Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies. For purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between approximately $1.7 billion and $5.5 trillion as of September 30, 2026) at the time of purchase. The size of the companies in the Russell 1000® Index will change with market conditions. London Company of Virginia d/b/a The London Company (“The London Company”), the Fund’s sub-adviser, seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. Guiding principles of The London Company’s large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns.The Fund will typically hold approximately 30 to 40 securities. The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. The London Company generally sells a security when: it becomes overvalued and has reached its price target; the issuer’s fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative. The London Company may also sell a security to adjust the Fund’s overall portfolio risk.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	London Company of Virginia d/b/a The London Company (“The London Company”), the Fund’s sub-adviser, seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. Guiding principles of The London Company’s large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies.
Touchstone Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its assets in small capitalization companies.For this purpose, small capitalization companies are companies that have market capitalizations within the range represented in the Russell 2000® Index (between approximately $6.0 million and $12.8 billion as of September 30, 2026). The market cap range of the Russell 2000® Index will change with market conditions.The Fund seeks to invest primarily in common stocks of small capitalization companies that Fort Washington Investment Advisors, Inc., the Fund’s sub-adviser (“Fort Washington”), believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars. Up to 25% of the Fund’s assets may be invested in securities within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. At times the Fund may have less than 80% of its investments in companies within the market cap range of the Russell 2000® Index due to market appreciation. The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio managers’ company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this purpose, small capitalization companies are companies that have market capitalizations within the range represented in the Russell 2000® Index (between approximately $6.0 million and $12.8 billion as of September 30, 2026). The market cap range of the Russell 2000® Index will change with market conditions.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to invest primarily in common stocks of small capitalization companies that Fort Washington Investment Advisors, Inc., the Fund’s sub-adviser (“Fort Washington”), believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its assets in small capitalization companies.
Touchstone Value Fund
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large- and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or higher) that the Fund’s sub-adviser, Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley”), believes are undervalued. As part of this strategy, the Fund may invest up to 15% of its assets in foreign equity securities. Equity securities include common and preferred stocks and depositary receipts. Barrow Hanley uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued and searches for companies that have one or more of the following characteristics: price to earnings ratio below the market, price to book ratio below the market, price to free cash flow ratio below the market, or dividend yields above the market. The Fund's 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior written notice to shareholders. Although the Fund may also focus its investments within certain sectors, Barrow Hanley uses risk management tools to prevent over-exposure to particular market segments. Barrow Hanley is a “bottom-up” value manager, meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Barrow Hanley is a “bottom-up” value manager, meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Barrow Hanley uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued and searches for companies that have one or more of the following characteristics: price to earnings ratio below the market, price to book ratio below the market, price to free cash flow ratio below the market, or dividend yields above the market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of large- and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or higher) that the Fund’s sub-adviser, Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley”), believes are undervalued.